Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (44,389,569)	$ (18,030,124)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation	416,253	19,451
Amortization of debt discounts	3,796,991
Amortization of software cost	22,107,949	7,380,431
Impairment expense	652,921	1,549,669
Payroll tax expense related to stock based compensation	(75,000)
Stock based compensation	55,849
Gain on sale of securities	1,599,489
Change in fair value of derivative liabilities	7,000,835	581,912
Non cash interest		1,265,376
Penalties related to note maturity		763,872
Changes in operating assets and liabilities
Accounts receivable	6,889	36,194
Prepaid and other	(19,803)	12,938
Accounts payable and other liabilities	(27,010)	27,010
Deferred revenue	876,741	210,455
Net cash used in operating activities	(7,997,465)	(6,182,816)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of DDDigtal LLC	8,672
Cash acquired from acquition of Odava, LLC	2,601
Proceeds from sale of securities	250,000
Cash paid related to acquisition of Odava LLC	(40,570)
Purchase of equity investment	(100,002)	(23,750)
Purchase of convertible promissory note	(300,000)
Investment in DDDigtal LLC	(78,000)	(60,000)
Purchase of equipment	(57,534)
Net cash used in investing activities	(314,833)	(83,750)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible note	942,500	1,420,000
Proceeds from common stock sales	2,676,644	5,000,275
Proceeds from exercise of warrants	4,759,762	1,133,494
Proceeds from exercise of options		25,000
Proceeds from advances	770,000
Repayment of loans	(9,511)
Repayments of convertible notes		(1,324,029)
Net cash provided by financing activities	9,139,395	6,254,740
NET INCREASE (DECREASE) IN CASH	827,097	(11,826)
CASH AT BEGINNING OF PERIOD	374,490	386,316
CASH AT END OF YEAR	1,201,587	374,490
Supplemental disclosures of cash flow information:
Cash paid during period for interest
Cash paid during period for taxes
NON-CASH FINANCING ACTIVITIES
Common stock issued in settlement of debt	108,100	1,359,891
Common stock issued in payment of penalties related to notes payable		163,621
Common stock issued to acquire DDDigtal LLC	2,883,220
Net assets acquired from acquisition of DDDigtal LLC	15,448
Common stock issued to acquire Odava, LLC	1,966,250
Net assets acquired from acquisition of Odava, LLC	2,601
Reclassification of liability warrants from equity in connection with the sale of common stock	1,003,870
Reclassification of derivative liability to equity upon note prepayment(s)		1,555,407
Reclassification of derivative liability to equity upon warrant exercise(s)	610,966
Beneficial conversion feature relating to convertible note payable		$ 945,596